Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share

Note 17 – Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year Ended December 31,
(in thousands USD, except share and loss per share data)	2021	2020
Net loss attributable to common stockholders - basic and diluted	$(20,070)	$(26,177)

Weighted average number of common stock - basic and diluted	37,331,820	34,557,480

Net loss per common stock - basic and diluted	$(0.54)	$(0.76)

As of December 31, 2021 and December 31, 2020, the Company’s potentially dilutive securities were private and public warrants, and granted but unvested stock awards which have been excluded from diluted loss per share because the conditions for issuance of common shares had not been met at the balance sheet date. The potential shares of common stock that were antidilutive are as follows:

	December 31,
	2021	2020
Public and private warrants	10,861,250	—
Class A common stock held by administrative agent with restricted resale rights	4,439,333	—
Unvested stock based compensation awards for Class A common stock with service and performance vesting conditions	—	1,500